Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 105,784	$ 21,548	$ 562,346
Prepaid expenses	42,500	19,605	217,105
Total current assets	148,284	41,153	779,451
Cash and investments held in Trust Account	21,171,880	291,525,100	287,520,384
Total Assets	21,320,164	291,566,253	288,299,835
Current liabilities:
Accounts payable	860,699	555,911	614,027
Accrued expenses	885,000	602,021	159,407
Working capital loan – related party	645,000	100,800
Total current liabilities	2,390,699	1,258,732	773,434
Deferred legal fees	176,982	176,982	168,772
Deferred underwriting commissions	10,062,500	10,062,500	10,062,500
Derivative warrant liabilities	295,500	197,000	5,910,000
Total liabilities	12,925,681	11,695,214	16,914,706
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	21,071,880	291,425,100	287,500,000
Shareholders’ Deficit:
Preference shares
Class A ordinary shares	80	80	80
Class B ordinary shares	719	719	719
Additional paid-in capital	115,508
Accumulated deficit	(12,793,704)	(11,554,860)	(16,115,670)
Total shareholders’ deficit	(12,677,397)	(11,554,061)	(16,114,871)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 21,320,164	$ 291,566,253	$ 288,299,835